GOODWILL (Tables)	12 Months Ended
Jun. 30, 2022
GOODWILL.
Goodwill Acquisition

	June 30,	June 30,
	2022	2021
	(US$’000)
Goodwill as of beginning of the year	11,832	11,832
Goodwill acquired during the year	—	—
Goodwill impaired during the year	—	—
Goodwill as of end of the year	11,832	11,832

Key Assumption of Goodwill Impairment

	Average	Average		Terminal
	revenue	Gross	Discount	Growth
	growth rate	Margin	Rate	Rate
	%	%	%	%
June 30, 2022	7.1	28.9	15.6	5
June 30, 2021	9.2	29.0	13.2	5
June 30, 2020	7.9	26.2	13.2	5